Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.25%
Aerospace & Defense–0.73%
L3Harris Technologies, Inc.	6,106	$1,037,043
Textron, Inc.	121,906	4,399,588
		5,436,631
Application Software–8.05%
Adobe, Inc.(b)	19,556	9,590,849
RingCentral, Inc., Class A(b)	35,770	9,822,800
salesforce.com, inc.(b)	80,659	20,271,220
Splunk, Inc.(b)	47,936	9,018,200
Synopsys, Inc.(b)	41,397	8,858,130
Unity Software, Inc.(b)(c)	20,883	1,822,668
Zoom Video Communications, Inc., Class A(b)	757	355,873
		59,739,740
Asset Management & Custody Banks–3.28%
Apollo Global Management, Inc.	271,232	12,137,632
KKR & Co., Inc., Class A	355,697	12,214,635
		24,352,267
Automotive Retail–0.37%
CarMax, Inc.(b)	30,339	2,788,458
Biotechnology–1.76%
Alnylam Pharmaceuticals, Inc.(b)	18,469	2,689,086
Argenx SE, ADR (Netherlands)(b)	8,452	2,218,819
BeiGene Ltd., ADR (China)(b)	22,414	6,420,266
BioNTech SE, ADR (Germany)(b)(c)	12,977	898,398
Ionis Pharmaceuticals, Inc.(b)	7,407	351,462
Moderna, Inc.(b)(c)	6,592	466,384
		13,044,415
Construction Machinery & Heavy Trucks–0.07%
Nikola Corp.(b)(c)	24,945	510,874
Consumer Electronics–0.91%
Sony Corp. (Japan)	88,300	6,753,618
Copper–0.83%
Freeport-McMoRan, Inc.	394,422	6,168,760
Data Processing & Outsourced Services–7.66%
Fiserv, Inc.(b)	14,242	1,467,638
FleetCor Technologies, Inc.(b)	15,638	3,723,408
Mastercard, Inc., Class A	23,140	7,825,254
PayPal Holdings, Inc.(b)	104,269	20,544,121
Visa, Inc., Class A	116,439	23,284,307
		56,844,728
Diversified Support Services–0.48%
Cintas Corp.	10,762	3,581,916
Education Services–0.31%
Chegg, Inc.(b)	31,840	2,274,650
Environmental & Facilities Services–0.50%
GFL Environmental, Inc. (Canada)	110,138	2,341,534
Shares		Value
Environmental & Facilities Services–(continued)
Republic Services, Inc.	15,136	$1,412,945
		3,754,479
Financial Exchanges & Data–0.29%
London Stock Exchange Group PLC (United Kingdom)	3,132	358,303
S&P Global, Inc.	4,988	1,798,673
		2,156,976
Food Distributors–0.92%
US Foods Holding Corp.(b)	306,538	6,811,274
Health Care Equipment–4.46%
Abbott Laboratories	24,495	2,665,791
DexCom, Inc.(b)	18,015	7,426,324
Intuitive Surgical, Inc.(b)	11,184	7,935,495
Teleflex, Inc.	24,374	8,297,397
Zimmer Biomet Holdings, Inc.	49,916	6,795,564
		33,120,571
Health Care Supplies–0.40%
Align Technology, Inc.(b)	4,032	1,319,915
West Pharmaceutical Services, Inc.	5,961	1,638,679
		2,958,594
Health Care Technology–0.29%
GoodRx Holdings, Inc., Class A(b)	26,068	1,449,381
Teladoc Health, Inc.(b)(c)	3,080	675,259
		2,124,640
Home Improvement Retail–3.19%
Lowe’s Cos., Inc.	142,605	23,652,465
Industrial Conglomerates–0.54%
Roper Technologies, Inc.	10,151	4,010,762
Industrial Gases–0.46%
Air Products and Chemicals, Inc.	11,394	3,393,817
Interactive Home Entertainment–5.49%
Activision Blizzard, Inc.	206,931	16,751,065
Electronic Arts, Inc.(b)	52,718	6,874,954
Nintendo Co. Ltd. (Japan)	25,800	14,666,793
Take-Two Interactive Software, Inc.(b)	14,967	2,472,848
		40,765,660
Interactive Media & Services–10.18%
Alphabet, Inc., Class A(b)	23,609	34,601,350
Facebook, Inc., Class A(b)	138,595	36,298,031
ZoomInfo Technologies, Inc., Class A(b)(c)	108,538	4,666,049
		75,565,430
Internet & Direct Marketing Retail–18.67%
Alibaba Group Holding Ltd., ADR (China)(b)	115,672	34,005,254
Amazon.com, Inc.(b)	24,356	76,690,468
Booking Holdings, Inc.(b)	9,654	16,514,905
Farfetch Ltd., Class A (United Kingdom)(b)	247,442	6,225,641

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
HelloFresh SE (Germany)(b)	91,734	$5,138,316
		138,574,584
Life & Health Insurance–0.93%
Athene Holding Ltd., Class A(b)	203,235	6,926,249
Life Sciences Tools & Services–3.43%
10X Genomics, Inc., Class A(b)	22,990	2,866,393
Avantor, Inc.(b)	355,609	7,997,646
IQVIA Holdings, Inc.(b)	59,768	9,421,230
Thermo Fisher Scientific, Inc.	11,769	5,196,249
		25,481,518
Managed Health Care–0.96%
UnitedHealth Group, Inc.	22,877	7,132,362
Movies & Entertainment–0.88%
Netflix, Inc.(b)	13,075	6,537,892
Oil & Gas Equipment & Services–0.11%
Baker Hughes Co., Class A	62,407	829,389
Packaged Foods & Meats–0.77%
Tyson Foods, Inc., Class A	96,099	5,715,969
Pharmaceuticals–1.13%
MyoKardia, Inc.(b)	28,352	3,865,228
Reata Pharmaceuticals, Inc., Class A(b)	20,177	1,965,643
Zoetis, Inc.	15,385	2,544,218
		8,375,089
Railroads–0.37%
Union Pacific Corp.	13,806	2,717,987
Research & Consulting Services–0.61%
CoStar Group, Inc.(b)	5,350	4,539,529
Semiconductor Equipment–2.32%
Applied Materials, Inc.	238,117	14,156,055
ASML Holding N.V., New York Shares (Netherlands)	8,325	3,074,173
		17,230,228
Semiconductors–4.95%
NVIDIA Corp.	30,312	16,405,460
QUALCOMM, Inc.	173,007	20,359,464
		36,764,924
Specialty Chemicals–0.19%
Sherwin-Williams Co. (The)	2,064	1,438,071
Systems Software–7.78%
Microsoft Corp.	177,473	37,327,896
Shares		Value
Systems Software–(continued)
Palo Alto Networks, Inc.(b)	41,351	$10,120,657
ServiceNow, Inc.(b)	21,284	10,322,740
		57,771,293
Technology Hardware, Storage & Peripherals–3.22%
Apple, Inc.	206,388	23,901,794
Tobacco–0.81%
Philip Morris International, Inc.	79,812	5,985,102
Trading Companies & Distributors–1.12%
Fastenal Co.	67,765	3,055,524
United Rentals, Inc.(b)	30,021	5,238,664
		8,294,188
Trucking–0.83%
J.B. Hunt Transport Services, Inc.	12,606	1,593,146
Knight-Swift Transportation Holdings, Inc.	38,164	1,553,275
Lyft, Inc., Class A(b)	72,287	1,991,507
Uber Technologies, Inc.(b)	28,321	1,033,150
		6,171,078
Total Common Stocks & Other Equity Interests (Cost $333,042,713)		744,197,971
Money Market Funds–0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	113,977	113,977
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	81,339	81,380
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	130,259	130,259
Total Money Market Funds (Cost $325,616)		325,616
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $333,368,329)		744,523,587
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 0.03%(d)(e)(f)	5,713,574	5,713,574
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,904,144	1,904,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,618,153)		7,618,098
TOTAL INVESTMENTS IN SECURITIES–101.32% (Cost $340,986,482)		752,141,685
OTHER ASSETS LESS LIABILITIES—(1.32)%		(9,781,645)
NET ASSETS–100.00%		$742,360,040
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$293,529	$33,112,489	$(33,292,041)	$-	$-	$113,977	$3,919
Invesco Liquid Assets Portfolio, Institutional Class	209,582	23,837,193	(23,963,734)	-	(1,661)	81,380	4,512
Invesco Treasury Portfolio, Institutional Class	335,461	37,842,845	(38,048,047)	-	-	130,259	4,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	5,182,077	(5,182,077)	-	-	-	270*
Invesco Liquid Assets Portfolio, Institutional Class	-	969,176	(969,306)	-	130	-	136*
Invesco Private Government Fund	-	21,519,122	(15,805,548)	-	-	5,713,574	216*
Invesco Private Prime Fund	-	6,621,909	(4,717,330)	(55)	-	1,904,524	213*
Total	$838,572	$129,084,811	$(121,978,083)	$(55)	$(1,531)	$7,943,714	$13,311

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$717,280,941	$26,917,030	$—	$744,197,971
Money Market Funds	325,616	7,618,098	—	7,943,714
Total Investments	$717,606,557	$34,535,128	$—	$752,141,685
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
On September 25, 2020, the Board of Trustees of the Trust, approved a change in the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction (the “Proposal”). The Proposal requires approval by the shareholders of the Fund and will be submitted to shareholders at a special meeting to be held on January 22, 2021.
Invesco V.I. American Franchise Fund